General Information - Additional Information (Detail) - employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of General Information About Financial Statements [Line Items]
Number of employees	16,731	17,295
Average number of employees	16,969	17,671
Enel S.p.A [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary	82.30%